SHARE-BASED COMPENSATION (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 28, 2019 USD ($) shares	Mar. 31, 2021 USD ($) shares	Jul. 31, 2020 $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Jan. 31, 2021 shares	Mar. 31, 2020 shares	Sep. 30, 2018 shares	Jan. 31, 2017 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value | $ / shares						$ 6.19
Unrecognized compensation expense | ¥							¥ 1,813
Weighted average period				1 year 1 month 13 days
Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted				860,000	3,822,089
Number of shares held					4,976,485	8,014,677	2,802,977
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of restricted ordinary shares | $	$ 9,827	$ 23,883
Vesting period	3 years
Unrecognized share-based compensation expense | ¥							¥ 6,212
Weighted average period restricted ordinary shares expected to be recognized				2 years 4 months 28 days
Restricted Stock [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares held							1,700,000
Fair value of restricted ordinary shares | $				$ 111
Restricted Stock [Member] | Share Option Plan T2021 Share Plan [Member] | Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted						5,898,500
Restricted Stock [Member] | Common Class A [Member] | Share Option Plan Share 2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance								15,144,221
Restricted Stock [Member] | Cloopen Co Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted	8,154,893
Restricted Stock [Member] | Cloopen Co Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting rights description	graded vesting as to 1/3 of the restricted ordinary shares vest on the first anniversary of August 28, 2019 and with the remaining 2/3 of the restricted ordinary shares vesting evenly over the next two years.
Restricted Stock [Member] | EliteCRM [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted		2,411,177
Vesting period		2 years
Restricted Stock [Member] | EliteCRM [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting rights description		graded vesting as to 1/2 of the restricted ordinary shares vest on the first anniversary of March 22, 2022 and with the remaining 1/2 of the restricted ordinary shares vesting on March 22, 2023.
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield						0.00%
Share-Based Payment Arrangement, Option [Member] | Share Option Plan 2016 Share Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance											21,119,408
Vested and expected to vest, weighted remaining contractual years			10 years	3 years 10 months 28 days
Number of share options granted				0	0
Share-Based Payment Arrangement, Option [Member] | Share Option Plan 2016 Share Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			12 months
Vesting percentage			25.00%
Weighted average exercise price, granted | $ / shares			$ 0.01
Share-Based Payment Arrangement, Option [Member] | Share Option Plan 2016 Share Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			36 months
Vesting percentage			50.00%
Weighted average exercise price, granted | $ / shares			$ 0.38
Share-Based Payment Arrangement, Option [Member] | Common Class A [Member] | Share Option Plan 2016 Share Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance			29,525,465						26,419,211	25,838,502